Summary of Maturities of Lease Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
2021				$ 1,702
2022			$ 1,103	1,527
2023		$ 547	1,492	1,426
2024	$ 530	539	1,666	1,630
2025	540	550	1,678	1,642
2026	572	582	1,605	0
2027	583	593	0
2028	618	0
Thereafter	206	838	3,891	5,379
Lease payments due	3,049	3,649	11,435	13,306
Less: Imputed interest	(495)	(690)	(2,229)	(2,998)
Total lease cost	$ 2,554	$ 2,959	$ 9,206	$ 10,308